Net Loss per Unit - Schedule of EPS (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended						12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss		$ (1,155,970)		$ (86,348)		$ (100,906)	$ (22,964)	$ (252,100)	$ (105,133)	$ (50,872)
Less: Net income (loss) attributable to noncontrolling interests		44,552		36,247		60,267		136,942	43,383	(7,168)
Less: Noncontrolling interest guaranteed payment		(4,105)		(3,868)		(3,788)	0	(15,822)	(1,264)	0
Net loss attributable to The Beneficient Company Group, L.P.						(44,427)		(130,980)	(63,014)	(58,040)
Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest						0		0	14,200	0
Less: Noncash deemed dividend on extinguishment of preferred equity interests of noncontrolling interest holders						0		0	(46,202)	0
Net loss attributable to The Beneficient Company Group, L.P. common unitholders		(1,115,523)		(53,969)		$ (44,427)	$ (6,796)	$ (130,980)	$ (95,016)	$ (58,040)
Weighted average common units outstanding - diluted (in shares)						67,486,168	48,205,800	67,486,168	51,534,365	45,807,648
Weighted average common units outstanding - basic (in shares)						67,486,168	48,205,800	67,486,168	51,534,365	45,807,648
Net loss attributable to The Beneficient Company Group, L.P. per common unit - Diluted						$ (0.66)	$ (0.14)	$ (1.94)	$ (1.84)	$ (1.27)
Net loss attributable to The Beneficient Company Group, L.P. per common unit - Basic						(0.66)	$ (0.14)	$ (1.94)	$ (1.84)	$ (1.27)
Common Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to The Beneficient Company Group, L.P. common unitholders		$ (1,013,454)		$ (48,786)
Weighted average common units outstanding - diluted (in shares)	[1]	184,160,036		180,178,268
Weighted average common units outstanding - basic (in shares)	[1]	184,160,036		180,178,268
Net loss attributable to The Beneficient Company Group, L.P. per common unit - Diluted		$ (5.5)	[1]	$ (0.27)	[1]	(0.27)
Net loss attributable to The Beneficient Company Group, L.P. per common unit - Basic		$ (5.5)	[1]	$ (0.27)	[1]	(0.27)
Common Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to The Beneficient Company Group, L.P. common unitholders		$ (102,069)		$ (5,183)
Weighted average common units outstanding - diluted (in shares)	[1]	19,140,451		19,140,451
Weighted average common units outstanding - basic (in shares)	[1]	19,140,451		19,140,451
Net loss attributable to The Beneficient Company Group, L.P. per common unit - Diluted		$ (5.33)	[1]	$ (0.27)	[1]	(0.27)
Net loss attributable to The Beneficient Company Group, L.P. per common unit - Basic		$ (5.33)	[1]	$ (0.27)	[1]	$ (0.27)

[1]	Retroactively adjusted the three months ended June 30, 2022 for the de-SPAC merger transaction as described in Note 4.